CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₪ in Thousands, $ in Thousands		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Current assets
Cash and cash equivalents | ₪			₪ 201,822	₪ 121,860
Financial assets at fair value through profit or loss | ₪			154,700	141,543
Loans to others | ₪			18,707	17,650
Trade receivables, Net | ₪			131,301	133,039
Other receivables and prepaid expenses | ₪			6,667	9,360
Inventories | ₪			59,514	71,548
Current tax assets | ₪			3,965
Total current assets | ₪			576,676	495,000
Non-current assets
Property, plant, and equipment | ₪			83,105	81,402
Less-accumulated depreciation | ₪			46,460	43,881
Property, plant and equipment. net | ₪			36,645	37,521
Right of use asset | ₪			2,866	3,860
Financial assets at fair value through profit or loss | ₪			13,700
Goodwill | ₪			36	36
Deferred taxes | ₪				818
Total non-current assets | ₪			53,247	42,235
Total assets | ₪			629,923	537,235
Current liabilities
Current maturities of lease liabilities | ₪			1,393	1,675
Trade payables | ₪			23,474	24,650
Employees Benefits | ₪			3,437	2,911
Current tax liabilities | ₪				3,750
Other payables and accrued expenses | ₪			11,611	9,195
Total current liabilities | ₪			39,915	42,181
Non-current liabilities
Lease liabilities | ₪			1,592	2,212
Deferred taxes | ₪			768
Retirement benefit obligation | ₪			1,905	1,486
Total non-current liabilities | ₪			4,265	3,698
Shareholders' equity
Share capital | ₪			1,490	1,425
Additional paid in capital | ₪			170,760	128,354
Capital fund | ₪			247	247
Treasury shares | ₪			(628)	(628)
Retained earnings | ₪			415,196	362,987
Re-measurement of the net liability in respect of defined benefit | ₪			(1,322)	(1,029)
Equity attributable to Shareholders' of the Company | ₪			585,743	491,356
Total equity and liabilities | ₪			₪ 629,923	₪ 537,235
US Dollars [Member]
Current assets
Cash and cash equivalents | $	[1]	$ 62,775
Financial assets at fair value through profit or loss | $	[1]	48,118
Loans to others | $	[1]	5,819
Trade receivables, Net | $	[1]	40,840
Other receivables and prepaid expenses | $	[1]	2,074
Inventories | $	[1]	18,511
Current tax assets | $	[1]	1,233
Total current assets | $	[1]	179,370
Non-current assets
Property, plant, and equipment | $	[1]	25,849
Less-accumulated depreciation | $	[1]	14,451
Property, plant and equipment. net | $	[1]	11,398
Right of use asset | $	[1]	891
Financial assets at fair value through profit or loss | $		4,262
Goodwill | $	[1]	11
Deferred taxes | $	[1]
Total non-current assets | $	[1]	16,562
Total assets | $	[1]	195,932
Current liabilities
Current maturities of lease liabilities | $	[1]	433
Trade payables | $	[1]	7,301
Employees Benefits | $	[1]	1,069
Current tax liabilities | $	[1]
Other payables and accrued expenses | $	[1]	3,612
Total current liabilities | $	[1]	12,415
Non-current liabilities
Lease liabilities | $	[1]	495
Deferred taxes | $	[1]	238
Retirement benefit obligation | $		593
Total non-current liabilities | $	[1]	1,326
Shareholders' equity
Share capital | $	[1]	463
Additional paid in capital | $	[1]	53,114
Capital fund | $	[1]	77
Treasury shares | $	[1]	(195)
Retained earnings | $	[1]	129,143
Re-measurement of the net liability in respect of defined benefit | $	[1]	(411)
Equity attributable to Shareholders' of the Company | $	[1]	182,191
Total equity and liabilities | $	[1]	$ 195,932

[1]	Convenience Translation into US Dollars.